Sanctions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLF ( ) item	Dec. 31, 2018 CLP ($)	Sep. 07, 2018 USD ($)	Jul. 25, 2018 CLF ( )	Jul. 25, 2018 CLP ($)	May 14, 2018 CLF ( )	May 14, 2018 CLP ($)	Jun. 22, 2017 CLF ( )	Jun. 22, 2017 CLP ($)	Nov. 03, 2016 CLF ( )	May 23, 2016 CLF ( )	May 23, 2016 CLP ($)
Disclosure Of Sanctions [Line Items]
Provision amount		$ 12,634,688
Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		967,060
Enel Green Power Chile Ltda. [Member]
Disclosure Of Sanctions [Line Items]
Provision amount		1,818,688
Bio Bio Health Secretary [Member] | Alleged Violations to Asbestos Removal Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	24,177
Bio Bio Health Secretary [Member] | Waste Disposal Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	24,177
Superintendence of Electricity and Fuels [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	2,000	96,706
Superintendence of Electricity and Fuels [Member] | Snowstorm Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed |	20,000
Superintendence of Electricity and Fuels [Member] | Improper Maintenance of Facilities Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed								1,500	$ 72,530		2,000	$ 96,706
Superintendence of Electricity and Fuels [Member] | Accident Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				6,000	$ 290,118
Superintendence of Electricity and Fuels [Member] | Alleged Duty of Coordination Liability [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed						1,000	$ 48,353
Tarapaca's Health Secretary's [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		24,177								500
Number of Fines | item	2
Coquimbo Regional Health Ministry [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	24,177
Valparaso Regional Health Ministry [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	$ 24,177
Regional Ministry of National Property of Antofagasta [Member] | Liability Due to Delay in Construction of Wind Farm [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed			$ 173,250